Account Receivables, Net (Tables)	9 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Schedule of Account Receivables, Net

	Successor		Predecessor
	December 31, 2017	March 31, 2017	March 31, 2016
	(Unaudited)	(Audited)	(Audited)

Account receivables	$848,580	$414,254	$-
Less: allowance for doubtful accounts	-	-	-
	$848,580	$414,254	$-